Consolidated Statements of Operations (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Revenue:
Product revenue (net of returns and discounts)	$ 9,130,530	$ 9,103,983
Royalty revenue	109,613	106,361
Other revenues	148,051	247,791
Total revenue	9,388,194	9,458,135
Cost of sales	3,477,741	3,255,702
Gross profit	5,910,453	6,202,433
Operating expenses:
Selling and marketing	2,602,566	3,071,918
Salaries and labor related expenses	1,918,033	1,656,990
Administration	1,381,560	549,332
Depreciation and amortization	79,525	82,334
Total operating expenses	5,981,684	5,360,574
Income (loss) from operations	(71,231)	841,859
Gain on sale of product lines	499,525	0
Other income (expense)	(686,470)	(95,573)
Financing Expense	(566,634)	(394,144)
Interest expense	(205,091)	(165,504)
Income (loss) from continuing operations	(1,029,901)	377,784
Income tax benefit (expense)	(737)	225,450
Net income (loss)	$ (1,030,638)	$ 603,234
Net income (loss) per common share, Basic	$ (0.09)	$ 0.09
Net income (loss) per common share, Diluted	$ (0.09)	$ 0.09
Weighted average shares outstanding, Basic	11,103,585	6,680,203
Weighted average shares outstanding, Diluted	11,103,585	6,886,770